Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 3 - FAIR VALUE MEASUREMENTS

A.	Estimates of fair value

The following is an analysis of the financial instruments measured at fair value, according to valuation methods. Inputs for the assets and liabilities that are not based on observable market data (unobservable inputs) (Level 3).

The Company’s financial liability at fair value through profit or loss is the anti-dilution derivatives, classified as liabilities, and amounted to $28 as of December 31, 2020. As of December 31, 2021 the assumption of probability for anti dilution event was 0%, hence the financial liability fair value was $0.

The following table presents the assumptions that were used for the models as of December 31, 2020:

	Ami Sagy*	US investors - 2019 agreement
	2020	2020
Probability	3%	3%

Expected volatility	71.19%	70.78%
Risk free interest rate	0.12%	0.12%
Expected term (years)	1.68	1.68

B.	Financial instruments in level 3

The following table presents the Level 3 anti-dilution instrument roll-forward:

	2021	2020
Opening balance as of beginning of year	$(28)	$(68)
Exercise of anti-dilution derivatives	-	-
Gain from changes in fair value of financial instruments	28	40
Closing balance as of end of year	$-	$(28)